Patent Acquisition Costs (Details Textual) - Patents [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	22 years	22 years
Amortization of Intangible Assets	$ 3,046	$ 3,122	$ 1,891